CONTINGENT LIABILITY	12 Months Ended
Dec. 31, 2024
Contingent Liability
CONTINGENT LIABILITY

26.	CONTINGENT LIABILITY

On October 22, 2024 the Company was served with a lawsuit from one of its suppliers demanding an amount of $457,477.91 for services rendered to the Company. The Company has determined that the amounts due are superfluous and extraordinarily high and are thus engaged counsel to rigorously oppose this lawsuit. The Company is of the opinion that they are not liable for any amounts due however the Company has accrued these amounts in these financial statements.